Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000189003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000189003 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189003 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%	[1]
C000189003 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000189003 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000189003 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000193047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193047 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[2]
C000193047 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193047 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000193047 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193047 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193047 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000193047 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193047 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193047 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193047 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193047 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193047 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000193049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193049 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000193049 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000193049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193049 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000193049 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193049 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193049 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200624 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000200624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217911 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000217911 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217911 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%	[5]
C000217911 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000217911 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217911 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000217911 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000230267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000230267 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000230267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%	[6]
C000230267 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[6]
C000230284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000230284 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230284 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
C000230284 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000230284 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230284 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000230284 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230284 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000230284 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000230284 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230284 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000230731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000230731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[9]
C000230731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%	[9]
C000230731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[9]
C000230731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000230731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000230731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[9]
C000230731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[9]
C000230731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000230731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9],[10]
C000230731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000244148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000244148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000244148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[11]
C000244148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[11]
C000244148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000244148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[11]
C000244148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[11]
C000244148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[11]
C000244148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[11]
C000244148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[11]
C000244148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[11]
C000244148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[11]
C000244148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]

[1]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[2]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with Commercial Mortgage-Backed Securities.
[3]	Percentage rounds to zero.
[4]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[5]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[8]	Percentage rounds to zero.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	Percentage rounds to zero.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.